Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets Net

	As of December 31,
	2022	2023
	RMB	RMB
Cost:
Trademark	618,893	657,166
Software	40,301	39,499
Customer relationship	88,138	94,932
Technique	41,971	45,205
Non-compete	6,900	6,900
Total cost	796,203	843,702
Less: accumulated amortization	(106,534)	(172,306)
Intangible assets, net	689,669	671,396

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

As of December 31, 2023, estimated amortization expenses for future periods are expected to be as follows:

Year ended December 31,
RMB

2024	62,944
2025	62,653
2026	61,038
2027	51,971
2028 and thereafter	432,790
Total expected amortization expense	671,396